CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
P3 Health Partners Inc.
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Successor	Predecessor
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386
OPERATING EXPENSES:
Medical Expenses	267,448,368	150,380,517		533,269,170	297,005,022
Premium Deficiency Reserve	(1,489,571)	1,000,000		(2,814,084)	3,000,000
Corporate, General and Administrative Expenses	41,098,400	18,390,659		79,697,812	33,449,735
Sales and Marketing Expenses	1,408,096	356,501		2,272,626	626,742
Goodwill impairment	851,455,754			851,455,754	0
Depreciation and Amortization	21,720,081	429,830		43,471,912	762,378
TOTAL OPERATING EXPENSES	1,181,641,128	170,557,507		1,507,353,190	334,843,877
OPERATING LOSS	(912,187,157)	(25,971,063)		(964,354,885)	(38,959,491)
OTHER INCOME (EXPENSES):
Interest Expense, net	(2,733,875)	(2,369,764)		(5,495,125)	(4,494,049)
Mark-to-Market of Stock Warrants	11,815,093	(1,123,583)		5,953,817	(10,661,579)
TOTAL OTHER INCOME (EXPENSE)	9,081,218	(3,493,347)		458,692	(15,155,628)
LOSS BEFORE INCOME TAXES	(903,105,939)	(29,464,410)		(963,896,193)	(54,115,119)
PROVISION FOR INCOME TAXES				0	0
NET LOSS	(903,105,939)	(29,464,410)		(963,896,193)	(54,115,119)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(748,755,990)			(798,968,740)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (154,349,949)	$ (29,464,410)		$ (164,927,453)	$ (54,115,119)
NET LOSS PER SHARE (BASIC)	$ (3.71)		[1]	$ (3.97)		[1]
NET LOSS PER SHARE (DILUTED)	$ (3.73)		[1]	$ (4.01)		[1]
P3 Health Partners Inc. | Capitated Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 267,102,466	$ 141,560,867		$ 536,787,281	$ 290,525,057
P3 Health Partners Inc. | Other Patient Service Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 2,351,505	$ 3,025,577		$ 6,211,024	$ 5,359,329

[1]	) The Company analyzed the calculation of net loss per member unit for predecessor periods prior to the Business Combinations and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per member unit information has not been presented for predecessor periods prior to the Business Combinations on December 3, 2021.